Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 77.67%
FHLB	5.50%	7-15-2036	$1,150,000	$ 1,280,613
FHLB	5.63	3-14-2036	6,020,000	6,713,277
FHLMC ¤	0.00	9-15-2036	2,500,000	1,357,033
FHLMC ¤	0.00	11-15-2038	1,575,000	758,427
FHLMC	2.50	11-1-2051	9,897,574	8,526,771
FHLMC (1 Year Treasury Constant Maturity +2.15%) ±	2.73	10-1-2026	44,707	43,784
FHLMC	3.00	6-1-2050	555,010	499,411
FHLMC	3.00	7-1-2050	1,390,382	1,252,708
FHLMC	3.00	8-1-2050	689,986	620,859
FHLMC	3.00	8-1-2050	2,924,773	2,613,490
FHLMC (30 Day Average U.S. SOFR +0.26%) ±	3.29	7-1-2031	3,013,000	2,978,677
FHLMC (12 Month LIBOR +1.68%) ±	3.31	7-1-2038	487,816	490,823
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.38	6-1-2032	4,898	4,817
FHLMC (3 Year Treasury Constant Maturity +2.28%) ±	3.41	5-1-2026	4,321	4,271
FHLMC	3.50	8-1-2045	1,306,303	1,225,143
FHLMC	3.50	11-1-2045	2,298,914	2,157,301
FHLMC	3.50	12-1-2045	1,652,238	1,548,898
FHLMC	3.50	12-1-2045	435,164	408,398
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.53	7-1-2029	6,070	5,973
FHLMC (11th District COFI +1.25%) ±	3.61	7-1-2032	148,858	143,823
FHLMC	4.00	6-1-2044	1,230,898	1,203,639
FHLMC	4.00	5-1-2049	738,409	709,652
FHLMC	4.00	9-1-2049	271,379	259,731
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	2,272	2,230
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	30,219	29,707
FHLMC	4.50	3-1-2042	100,385	100,748
FHLMC	4.50	9-1-2044	1,431,034	1,436,220
FHLMC	4.50	9-1-2049	3,031,312	2,992,611
FHLMC	5.00	6-1-2026	117,731	119,301
FHLMC	5.00	8-1-2040	447,942	458,581
FHLMC	5.00	7-1-2052	2,686,603	2,675,615
FHLMC	5.50	7-1-2035	1,353,586	1,415,266
FHLMC	5.50	12-1-2038	748,639	786,844
FHLMC	6.00	10-1-2032	11,899	12,414
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	8,192	8,065
FHLMC	6.50	9-1-2028	6,327	6,522
FHLMC	6.50	7-1-2031	1	1
FHLMC	7.00	12-1-2023	237	237
FHLMC	7.00	12-1-2026	165	166
FHLMC	7.00	4-1-2029	658	680
FHLMC	7.00	5-1-2029	3,109	3,213
FHLMC	7.00	4-1-2032	40,369	42,658
FHLMC	7.50	11-1-2031	55,800	56,084
FHLMC	7.50	4-1-2032	102,219	106,304
FHLMC	8.00	8-1-2023	327	327
FHLMC	8.00	6-1-2024	514	518
FHLMC	8.00	6-1-2024	781	781
FHLMC	8.00	6-1-2024	1,386	1,385
FHLMC	8.00	8-1-2026	3,921	4,033
FHLMC	8.00	11-1-2026	4,195	4,309
FHLMC	8.00	11-1-2028	1,696	1,721
FHLMC	8.50	12-1-2025	2,145	2,180
FHLMC	8.50	5-1-2026	348	348
FHLMC	8.50	8-1-2026	2,364	2,362
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75%	3-25-2027	$3,467,989	$ 3,356,934
FHLMC Multifamily Structured Pass-Through Certificates Series KW02 Class A1	2.90	4-25-2026	5,017,806	4,901,050
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	2,692,208	2,623,662
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	4,235,629
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR +0.51%) ±	3.55	6-25-2030	1,147,759	1,125,564
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	316,595	294,908
FHLMC Series 2733 Class FB (1 Month LIBOR +0.60%) ±	4.47	10-15-2033	207,334	206,310
FHLMC Series 3070 Class FT (1 Month LIBOR +0.35%) ±	4.22	11-15-2035	409,720	405,979
FHLMC Series 3614 Class QB	4.00	12-15-2024	281,212	277,816
FHLMC Series 3830 Class FD (1 Month LIBOR +0.36%) ±	4.23	3-15-2041	176,567	174,593
FHLMC Series 3906 Class EA	3.00	5-15-2026	55,857	55,299
FHLMC Series 4057 Class FN (1 Month LIBOR +0.35%) ±	4.22	12-15-2041	129,932	128,123
FHLMC Series 4068 Class FK (1 Month LIBOR +0.30%) ±	4.17	6-15-2040	60,701	60,486
FHLMC Series 4093 Class FB (1 Month LIBOR +0.35%) ±	4.22	7-15-2039	160,819	160,366
FHLMC Series 4159 Class AF (1 Month LIBOR +1.18%) ±	5.05	12-15-2036	168,825	171,933
FHLMC Series 4218 Class DF (1 Month LIBOR +0.25%) ±	4.12	7-15-2042	214,602	210,088
FHLMC Series 4409 Class MA	3.00	1-15-2054	21,474	20,833
FHLMC Series 4604 Class PA	3.00	1-15-2044	138,070	135,297
FHLMC Series 4620 Class AF (1 Month LIBOR +0.44%) ±	3.06	11-15-2042	1,710,314	1,702,907
FHLMC Series K039 Class A2	3.30	7-25-2024	325,000	316,975
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	160,000	145,166
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	4.42	11-25-2028	44,757	44,628
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	4.30	9-25-2031	329,045	327,191
FHLMC Series T-42 Class A6	9.50	2-25-2042	512,384	570,083
FHLMC Series T-55 Class 2A1 ±±	3.19	3-25-2043	236,946	222,304
FHLMC Series T-56 Class A4	6.00	5-25-2043	2,933,967	3,034,466
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	680,110	710,959
FHLMC Series T-57 Class 2A1 ±±	3.58	7-25-2043	1,287,892	1,199,229
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.89	10-25-2044	504,524	505,017
FHLMC Series T-67 Class 1A1C ±±	3.32	3-25-2036	461,299	459,437
FHLMC Series T-67 Class 2A1C ±±	3.42	3-25-2036	780,032	792,619
FNMA ¤	0.00	8-6-2038	6,510,000	3,086,705
FNMA	1.38	7-1-2030	4,008,961	3,318,835
FNMA	1.65	6-1-2030	1,389,299	1,170,324
FNMA	1.65	7-1-2030	2,384,018	1,993,461
FNMA	1.66	7-1-2032	4,058,385	3,280,586
FNMA	1.97	5-1-2030	4,372,296	3,769,450
FNMA	2.00	2-1-2052	15,705,883	12,940,555
FNMA	2.00	2-1-2052	19,725,926	16,274,710
FNMA	2.00	2-1-2052	13,776,663	11,367,319
FNMA	2.32	1-1-2026	6,080,091	5,711,829
FNMA	2.35	2-1-2032	2,269,591	1,949,446
FNMA (12 Month LIBOR +1.62%) ±	2.39	8-1-2050	1,508,245	1,366,414
FNMA	2.50	9-1-2050	382,099	329,978
FNMA %%	2.50	12-13-2052	6,020,000	5,149,452
FNMA	2.51	9-1-2031	5,110,270	4,453,840
FNMA (12 Month LIBOR +1.61%) ±	2.53	5-1-2046	729,871	740,547
FNMA	2.60	12-1-2023	1,843,655	1,794,151
FNMA (11th District COFI +1.29%) ±	2.61	5-1-2036	371,801	359,074
See accompanying notes to portfolio of investments

2  |  Allspring Government Securities Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.63%	12-1-2034	$147,099	$ 143,469
FNMA	2.65	2-1-2032	2,872,430	2,511,408
FNMA	2.65	2-1-2032	2,234,112	1,967,207
FNMA	2.75	9-1-2031	894,355	793,528
FNMA (11th District COFI +1.25%) ±	2.80	9-1-2027	72,910	71,425
FNMA	2.86	7-1-2029	976,611	896,578
FNMA	3.00	5-1-2027	303,065	293,326
FNMA	3.00	6-1-2034	2,382,886	2,247,999
FNMA	3.00	4-1-2045	31,700	28,732
FNMA	3.00	11-1-2045	2,782,759	2,517,797
FNMA	3.00	12-1-2045	6,599,076	5,971,448
FNMA	3.00	12-1-2046	246,413	223,281
FNMA	3.00	9-1-2050	3,361,552	3,011,987
FNMA (11th District COFI +1.26%) ±	3.26	5-1-2036	163,520	160,295
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.33	9-1-2035	136,687	138,582
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.34	6-1-2032	65,804	64,867
FNMA	3.48	3-1-2029	877,614	838,519
FNMA	3.50	4-1-2034	3,438,535	3,340,948
FNMA %%	3.50	12-15-2037	6,880,000	6,609,637
FNMA	3.50	2-1-2043	17,181	16,204
FNMA	3.50	2-1-2045	383,922	361,709
FNMA	3.50	4-1-2045	1,667,494	1,563,914
FNMA	3.50	8-1-2045	143,690	134,648
FNMA	3.50	12-1-2045	597,367	560,142
FNMA	3.50	2-1-2046	559,034	523,274
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.60	12-1-2040	16,862	16,527
FNMA (12 Month LIBOR +1.77%) ±	3.62	7-1-2044	78,529	79,780
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	3.64	7-1-2026	5,759	5,702
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.71	12-1-2040	56,687	57,505
FNMA	3.86	3-1-2029	799,552	779,693
FNMA (12 Month LIBOR +1.73%) ±	3.98	9-1-2036	162,532	163,375
FNMA %%	4.00	12-15-2037	6,785,000	6,632,338
FNMA	4.00	4-1-2046	4,408,575	4,291,272
FNMA	4.00	3-1-2047	1,025,392	1,000,142
FNMA	4.00	9-1-2048	81,637	78,504
FNMA %%	4.00	12-13-2052	3,035,000	2,869,853
FNMA (12 Month LIBOR +1.78%) ±	4.03	8-1-2036	453,187	461,201
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.07	9-1-2031	16,276	16,057
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.32	11-1-2031	67,633	66,327
FNMA (1 Year Treasury Constant Maturity +2.43%) ±	4.35	10-1-2027	32,754	32,310
FNMA	4.38	7-1-2032	1,031,000	1,028,938
FNMA	4.50	1-1-2026	7,702	7,785
FNMA	4.50	10-1-2046	97,275	96,484
FNMA	4.50	9-1-2049	848,543	838,314
FNMA	4.50	9-1-2052	11,603,919	11,306,003
FNMA (6 Month LIBOR +3.13%) ±	4.99	7-1-2033	114,398	112,568
FNMA	5.00	4-1-2023	2,174	2,201
FNMA	5.00	6-1-2023	12,296	12,447
FNMA	5.00	3-1-2034	188,024	193,880
FNMA	5.00	8-1-2040	2,334,776	2,365,482
FNMA	5.00	10-1-2040	227,099	232,242
FNMA	5.00	1-1-2042	187,113	192,143
FNMA	5.00	12-1-2048	235,871	236,635
FNMA	5.50	11-1-2023	4,022	4,006
FNMA	5.50	1-1-2025	1,019	1,015
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	5.50%	1-1-2025	$4,464	$ 4,445
FNMA	5.50	9-1-2033	906,515	948,503
FNMA	5.50	9-1-2033	280,704	291,763
FNMA	5.50	8-1-2035	296,924	311,714
FNMA	5.50	1-1-2037	236,286	248,073
FNMA	5.50	4-1-2040	621,062	652,038
FNMA	5.63	7-15-2037	1,225,000	1,371,611
FNMA	6.00	3-1-2024	8,510	8,700
FNMA	6.00	1-1-2028	301,308	308,063
FNMA	6.00	2-1-2035	494,046	497,975
FNMA	6.00	11-1-2037	204,218	214,448
FNMA	6.00	7-1-2038	65,483	69,078
FNMA	6.50	3-1-2028	6,557	6,541
FNMA	6.50	12-1-2029	75,266	77,506
FNMA	6.50	11-1-2031	16,016	16,492
FNMA	6.50	7-1-2036	146,423	152,283
FNMA	6.50	7-1-2036	52,014	53,562
FNMA	7.00	11-1-2026	1,442	1,447
FNMA	7.00	1-1-2032	1,174	1,176
FNMA	7.00	2-1-2032	30,453	31,960
FNMA	7.00	10-1-2032	101,716	106,470
FNMA	7.00	2-1-2034	1,392	1,438
FNMA	7.00	4-1-2034	50,288	52,322
FNMA	7.00	1-1-2036	5,541	5,623
FNMA	7.50	9-1-2031	37,195	38,630
FNMA	7.50	2-1-2032	16,019	16,640
FNMA	7.50	10-1-2037	344,092	373,440
FNMA	8.00	5-1-2027	15,689	15,688
FNMA	8.00	6-1-2028	566	566
FNMA	8.00	2-1-2030	17,613	17,634
FNMA	8.00	7-1-2031	328,145	337,797
FNMA	8.50	8-1-2024	762	761
FNMA	8.50	5-1-2026	19,525	19,563
FNMA	8.50	7-1-2026	6,625	6,615
FNMA	8.50	11-1-2026	1,376	1,375
FNMA	8.50	11-1-2026	14,607	14,584
FNMA	8.50	12-1-2026	42,443	43,514
FNMA	8.50	12-1-2026	6,183	6,218
FNMA	8.50	3-1-2027	391	394
FNMA	8.50	6-1-2027	21,218	21,245
FNMA	9.00	1-1-2025	2,447	2,453
FNMA	9.00	3-1-2025	807	806
FNMA	9.00	3-1-2025	47	47
FNMA	9.00	7-1-2028	1,177	1,177
FNMA	9.50	7-1-2028	1,924	1,921
FNMA	2.50	1-1-2052	3,109,419	2,665,747
FNMA	3.50	5-1-2052	5,924,450	5,430,864
FNMA %%	5.50	12-13-2052	6,920,000	6,998,557
FNMA 2006-50 Class BF (1 Month LIBOR +0.40%) ±	4.42	6-25-2036	480,569	474,538
FNMA 2010-136 Class FA (1 Month LIBOR +0.50%) ±	4.52	12-25-2040	565,675	556,117
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	369,930	380,512
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	415,024	438,057
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	110,768	119,106
FNMA Series 2002 Class 5F (1 Month LIBOR +0.35%) ±	4.37	2-25-2032	106,283	105,977
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	178,614	187,312
See accompanying notes to portfolio of investments

4  |  Allspring Government Securities Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2002-T12 Class A5 ±±	4.36%	10-25-2041	$497,309	$ 468,272
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	2,283,825	2,349,896
FNMA Series 2002-T6 Class A1	6.50	7-25-2042	910,182	942,634
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	327,058	334,562
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.28%) ±	3.74	3-25-2033	857,119	847,331
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	4.14	6-25-2033	50,603	48,832
FNMA Series 2003-W1 Class 1A1 ±±	4.87	12-25-2042	428,581	412,247
FNMA Series 2003-W11 Class A1 ±±	3.72	6-25-2033	27,543	27,572
FNMA Series 2003-W3 Class 1A4 ±±	3.67	8-25-2042	1,257,178	1,170,618
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	4.13	4-25-2033	214,742	210,587
FNMA Series 2003-W6 Class 6A ±±	3.38	8-25-2042	585,891	561,926
FNMA Series 2003-W6 Class PT4 ±±	8.29	10-25-2042	734,570	792,529
FNMA Series 2003-W8 Class PT1 ±±	8.33	12-25-2042	280,607	290,486
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	208,237	214,891
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	610,766	643,496
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	328,437	346,508
FNMA Series 2005-71 Class DB	4.50	8-25-2025	37,130	36,601
FNMA Series 2007-101 Class A2 (1 Month LIBOR +0.25%) ±	3.96	6-27-2036	50,018	49,298
FNMA Series 2007-W10 Class 2A ±±	6.32	8-25-2047	145,156	145,476
FNMA Series 2008-17 Class DP	4.75	2-25-2038	648,777	634,575
FNMA Series 2011-110 Class FE (1 Month LIBOR +0.40%) ±	4.42	4-25-2041	51,347	51,023
FNMA Series 2011-128 Class FK (1 Month LIBOR +0.35%) ±	4.37	7-25-2041	103,037	102,103
FNMA Series 2011-15 Class HI ♀	5.50	3-25-2026	10	0
FNMA Series 2013-114 Class LM	4.00	3-25-2042	682,062	649,099
FNMA Series 2014-17 Class FE (1 Month LIBOR +0.55%) ±	4.57	4-25-2044	1,096,166	1,074,701
FNMA Series 2014-20 Class TM ±±	4.50	4-25-2044	326,291	57,088
FNMA Series 2017-M2 Class A2 ±±	2.85	2-25-2027	7,493,697	7,016,924
FNMA Series 2018-M1 Class A2 ±±	3.09	12-25-2027	643,909	605,626
FNMA Series 2018-M13 Class A2 ±±	3.87	9-25-2030	374,238	358,802
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	5,200,000	4,885,441
FNMA Series 265 Class 2	9.00	3-25-2024	3,835	3,868
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	90,791	90,653
GNMA %%	2.00	12-20-2052	9,550,000	8,126,453
GNMA	2.50	3-20-2052	4,988,114	4,385,820
GNMA	2.50	4-20-2052	11,624,762	10,220,623
GNMA	3.00	11-20-2045	3,037,876	2,803,851
GNMA	3.00	4-20-2051	4,593,881	4,152,015
GNMA	3.50	12-20-2047	2,756,884	2,597,675
GNMA	3.50	7-20-2051	2,267,487	2,117,124
GNMA	4.00	11-15-2024	216,418	213,741
GNMA	4.00	12-20-2047	1,866,501	1,808,365
GNMA	4.25	6-20-2036	193,196	188,311
GNMA	4.50	8-20-2049	426,995	420,734
GNMA	4.50	7-20-2052	2,676,593	2,623,104
GNMA	5.00	7-20-2040	419,303	430,029
GNMA	5.00	9-20-2052	2,130,550	2,130,046
GNMA	6.00	8-20-2034	40,062	40,139
GNMA	6.50	12-15-2025	3,345	3,456
GNMA	6.50	5-15-2029	308	318
GNMA	6.50	5-15-2031	555	574
GNMA	6.50	9-20-2033	25,420	26,546
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA	7.00%	5-15-2026	$604	$ 607
GNMA	7.00	3-15-2028	4,771	4,768
GNMA	7.00	4-15-2031	538	538
GNMA	7.00	8-15-2031	14,959	15,001
GNMA	7.00	3-15-2032	11,350	11,364
GNMA	8.00	6-15-2023	113	113
GNMA	8.00	12-15-2023	8,324	8,324
GNMA	8.00	2-15-2024	85	85
GNMA	8.00	6-15-2025	7	7
GNMA Series 2005-23 Class IO ♀	0.00	6-17-2045	559,797	22
GNMA Series 2006-32 Class XM ♀	0.13	11-16-2045	2,225,751	7
GNMA Series 2008-22 Class XM ♀	1.25	2-16-2050	6,658,598	142,809
GNMA Series 2010-158 Class EI ♀	4.00	12-16-2025	1,568,389	41,206
GNMA Series 2012-12 Class HD	2.00	5-20-2062	18,315	16,857
GNMA Series 2019-H06 Class HI ♀	1.81	4-20-2069	3,204,136	99,588
Resolution Funding Corporation STRIPS ¤	0.00	1-15-2030	16,245,000	11,918,512
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	9,185,000	6,638,680
STRIPS ¤	0.00	7-15-2037	7,810,000	4,043,799
STRIPS ¤	0.00	5-15-2039	20,000,000	10,855,657
STRIPS ¤	0.00	5-15-2040	7,275,000	3,613,567
TVA	4.25	9-15-2052	5,000,000	4,549,702
TVA	4.25	9-15-2065	2,600,000	2,324,395
TVA	4.63	9-15-2060	7,550,000	7,167,268
TVA	5.88	4-1-2036	4,380,000	4,887,722
TVA STRIPS ¤	0.00	11-1-2025	5,650,000	4,990,658
TVA STRIPS ¤	0.00	6-15-2035	2,448,000	1,377,423
TVA STRIPS ¤	0.00	1-15-2048	1,000,000	300,616
U.S. International Development Finance Corporation ¤	0.00	1-17-2026	2,000,000	1,976,410
U.S. International Development Finance Corporation	2.12	3-20-2024	4,285,000	4,181,203
U.S. International Development Finance Corporation	2.82	3-20-2024	3,802,500	3,730,484
Total Agency securities (Cost $419,797,627)				385,204,197
Asset-backed securities: 1.36%
American Tower Trust I 144A	3.65	3-15-2048	4,000,000	3,623,997
Navient Student Loan Trust Series 2017-3A Class A2 (1 Month LIBOR +0.60%) 144A±	4.62	7-26-2066	47,583	47,560
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.42%) 144A±	4.44	3-25-2067	499,680	498,267
Navient Student Loan Trust Series 2019-2A Class A2 (1 Month LIBOR +1.00%) 144A±	5.02	2-27-2068	2,629,923	2,553,153
Total Asset-backed securities (Cost $7,179,178)				6,722,977
Corporate bonds and notes: 2.73%
Financials: 2.21%
Consumer finance: 1.83%
Private Export Funding Corporation 144A	0.55	7-30-2024	9,715,000	9,063,865
Diversified financial services: 0.38%
GTP Acquisition Partners Corporation 144A	3.48	6-15-2050	2,000,000	1,886,836
See accompanying notes to portfolio of investments

6  |  Allspring Government Securities Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 0.52%
Commercial services & supplies: 0.52%
Rockfeller Foundation Class B	2.49%	10-1-2050	$4,000,000	$ 2,609,207
Total Corporate bonds and notes (Cost $15,860,428)				13,559,908
Non-agency mortgage-backed securities: 7.02%
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	681,586	614,418
Arroyo Mortgage Trust Series 2019-1 Class A1 144A±±	3.81	1-25-2049	1,253,658	1,152,022
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	305,000	290,070
Bravo Residential Funding Trust Series 2020-RPL1 Class A1 144A±±	2.50	5-26-2059	1,993,430	1,880,536
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	3,030,000	2,552,743
CD Commercial Mortgage Trust Series 2014-CR16 Class A3	3.78	4-10-2047	2,540,783	2,473,239
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,171,302
Firstkey Homes 2020 SFR1 Trust Series 2021-SFR1 Class A 144A	1.54	8-17-2038	1,243,050	1,064,307
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	2,816,809	2,794,963
Goldman Sachs Mortgage Securities Trust Series 2014-GC24 Class A4	3.67	9-10-2047	4,039,664	3,893,495
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	4,722,704
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1 144A±±	3.00	9-25-2059	2,492,355	2,328,060
New Residential Mortgage Loan Series 2020-NQM2 Class A1 144A±±	1.65	5-24-2060	414,949	378,198
Starwood Mortgage Residential Trust Series 2021-6 Class A1 144A±±	1.92	11-25-2066	4,069,531	3,270,643
Towd Point Mortgage Trust Series 2015-2 Class 1M2 144A±±	3.39	11-25-2060	2,434,307	2,369,003
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,381,656
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	7.91	2-15-2025	26,381	26,763
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	51,147	52,915
Verus Securitization Trust Series 2021-R3 Class A1	1.02	4-25-2064	468,556	404,020
Total Non-agency mortgage-backed securities (Cost $38,343,145)				34,821,057
U.S. Treasury securities: 12.98%
TIPS	4.13	11-15-2032	5,285,000	5,491,445
U.S. Treasury Bond	1.88	2-15-2051	3,555,000	2,344,078
U.S. Treasury Bond ##	2.25	5-15-2041	13,005,000	9,993,022
U.S. Treasury Bond	2.25	2-15-2052	4,380,000	3,163,010
U.S. Treasury Bond	2.38	5-15-2051	3,755,000	2,792,488
U.S. Treasury Bond	2.88	5-15-2043	2,245,000	1,877,118
U.S. Treasury Bond	3.00	8-15-2052	3,735,000	3,198,094
U.S. Treasury Note	2.00	11-15-2041	5,230,000	3,809,115
U.S. Treasury Note ##	2.75	4-30-2027	27,580,000	26,313,044
U.S. Treasury Note ##	2.75	7-31-2027	4,925,000	4,692,602
U.S. Treasury Note	3.13	8-31-2029	755,000	726,245
Total U.S. Treasury securities (Cost $73,422,072)				64,400,261
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  7

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 0.52%
Financials: 0.52%
Banks: 0.52%
Inter-American Development Bank	7.00%	6-15-2025	$2,000,000	$ 2,126,983
International Bank for Reconstruction and Development ¤	0.00	3-11-2031	615,000	434,042
Total Yankee corporate bonds and notes (Cost $2,701,405)				2,561,025
Yankee government bonds: 4.67%
State of Israel	5.50	12-4-2023	15,790,000	15,886,271
State of Israel	5.50	9-18-2033	6,585,000	7,291,536
Total Yankee government bonds (Cost $25,586,161)				23,177,807

		Yield	Shares
Short-term investments: 0.55%
Investment companies: 0.55%
Allspring Government Money Market Fund Select Class ♠∞##		3.60	2,712,257	2,712,257
Total Short-term investments (Cost $2,712,257)				2,712,257
Total investments in securities (Cost $585,602,273)	107.50%			533,159,489
Other assets and liabilities, net	(7.50)			(37,191,855)
Total net assets	100.00%			$495,967,634

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
COFI	Cost of Funds Index
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury Inflation-Protected Securities
TVA	Tennessee Valley Authority
See accompanying notes to portfolio of investments

8  |  Allspring Government Securities Fund

Portfolio of investments—November 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$43,810,728	$56,373,023	$(97,471,494)	$0	$0	$2,712,257	2,712,257	$0
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	232	3-31-2023	$47,529,568	$47,643,375	$113,807	$0
5-Year U.S. Treasury Notes	360	3-31-2023	38,903,076	39,085,313	182,237	0
Short
10-Year U.S. Treasury Notes	(107)	3-22-2023	(12,125,867)	(12,144,500)	0	(18,633)
U.S. Long Bond	(166)	3-22-2023	(21,221,772)	(21,082,000)	139,772	0
U.S. Ultra Treasury Bonds	(99)	3-22-2023	(13,680,375)	(13,491,844)	188,531	0
Ultra 10-Year U.S. Treasury Note	(10)	3-22-2023	(1,197,713)	(1,196,562)	1,151	0
					$625,498	$(18,633)
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  9

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

10  |  Allspring Government Securities Fund

Notes to portfolio of investments—November 30, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$385,204,197	$0	$385,204,197
Asset-backed securities	0	6,722,977	0	6,722,977
Corporate bonds and notes	0	13,559,908	0	13,559,908
Non-agency mortgage-backed securities	0	34,821,057	0	34,821,057
U.S. Treasury securities	64,400,261	0	0	64,400,261
Yankee corporate bonds and notes	0	2,561,025	0	2,561,025
Yankee government bonds	0	23,177,807	0	23,177,807
Short-term investments
Investment companies	2,712,257	0	0	2,712,257
	67,112,518	466,046,971	0	533,159,489
Futures contracts	625,498	0	0	625,498
Total assets	$67,738,016	$466,046,971	$0	$533,784,987
Liabilities
Futures contracts	$18,633	$0	$0	$18,633
Total liabilities	$18,633	$0	$0	$18,633
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2022, $1,352,867 was segregated as cash collateral for open futures contracts.
For the three months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Government Securities Fund  |  11